Stock-Based Compensation - Summary of Share-Based Payment Award, Stock Options, Valuation Assumptions (Detail)	3 Months Ended
Mar. 31, 2026 shares
Share-Based Payment Arrangement [Abstract]
Fair value of stock option	12
Risk-free interest rate	3.78%
Expected life (years)	6 years 6 months [1]
Expected dividend yield	0.00%
Volatility	42.00%

[1]	Expected life (years): The expected life was estimated using the simplified method due to a lack of historical exercise activity for the Company. The simplified method calculates the expected life as the mid-point between the vesting date and the contractual expiration date of the award.